UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

September 30, 2012

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Atlanta Capital SMID-Cap Fund Annual Report September 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report September 30, 2012

Eaton Vance

Atlanta Capital SMID-Cap Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	18 and 29

Federal Tax Information	19

Board of Trustees’ Contract Approval	30

Management and Organization	33

Important Notices	36

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2012

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Global equity markets went on a roller coaster ride during the 12-month period ended September 30, 2012. Reacting to the swings of the European sovereign debt crisis along with concerns about a slowing global economy, investors drove stocks up and down in repeated cycles through the period. In the fourth quarter of 2011, global equities bottomed out in early October and then rallied strongly before cooling off in the final two months of 2011. However, amid positive economic signals in January 2012, global stock markets began a sustained rally that continued through late March, driving some indices to multi-year highs. The market rally fizzled in April as the European debt crisis again intensified and economic indicators weakened in the United States, China and much of the rest of the world. In contrast to the previous two years, however, global equities rebounded during the summer months of 2012 amid hopes for a resolution to the European crisis and expectations of another round of economic stimulus by the U.S. Federal Reserve. In the final two weeks of the period, however, stocks slipped amid renewed worries about Europe and the trajectory of corporate profits. An encouraging report from the U.S. housing market provided a bright spot toward quarter-end.

With the summer rebound, major U.S. equity indices ended the 12-month period with strong double-digit gains. The blue-chip Dow Jones Industrial Average2 rose 26.52% for the one-year period. The broader U.S. equity market, as represented by the S&P 500 Index, gained 30.20%, while the technology-laden NASDAQ Composite Index added 30.53%.

In terms of market capitalization, small-cap stocks led the way over large- and mid-cap stocks during the period. As measured by the Russell 2000 Index, small caps returned 31.91% for the 12 months ended September 30, 2012. The large-cap Russell 1000 Index gained 30.06%, while the S&P MidCap 400 Index rose 28.54%. In general, value stocks narrowly outperformed growth stocks during the one-year period.

Fund Performance

For the fiscal year ended September 30, 2012, Eaton Vance Atlanta Capital SMID-Cap Fund (the Fund) had a total return of 29.12% for Class A shares at net asset values (NAV), underperforming its primary benchmark, the Russell 2500 Index (the Index), which returned 30.93% during the period. The Fund underperformed the Index primarily due to stock selection, with sector allocation overall slightly additive to relative results versus the Index. Of the 10 economic sectors in the Index, the Fund achieved positive returns in all eight sectors in which it was invested. The Index recorded positive returns in all 10 sectors.

The consumer discretionary sector was the biggest detractor to Fund performance relative to the Index, with the media and automobile components industries notably lagging. A supplier of automobile vision technology was among the worst individual stock performers, as the company was hurt by delays in implementing new federal regulations. In the media industry, a leading investment information provider held by the Fund was an underperformer relative to the Index due to the impact of increased capital spending on its financial results. The health care sector was also a drag on relative Fund performance versus the Index, particularly the biotechnology and health care providers & services industries. The materials sector also underperformed relative to the Index, with the chemicals industry lagging. Among other individual stocks, the Fund’s biggest detractor from performance versus the Index was a provider of thermal imaging technology that was impacted by weakness in defense spending.

On the positive side, the biggest sector contributor to the Fund’s relative results versus the Index for the 12-month period was industrials. Notable outperformers in this sector included the electrical equipment and industrial conglomerates industries. Within the electrical equipment industry, a leading provider of LED lighting was one of the holdings contributing the most to Fund performance. A major industrial conglomerate was also a contributor to Fund performance. The information technology (IT) sector also outperformed relative to the Index, as stock selection in the software and IT services industries was especially beneficial. Within the software industry, a leading credit analytics provider also contributed to Fund performance. Also in IT, avoidance of the underperforming semiconductors & semiconductor equipment industry was additive to Fund performance. The financials sector, led by the capital markets industry, also contributed to the Fund’s relative performance versus the Index. A major asset management firm in the capital markets industry also contributed to Fund performance for the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2012

Performance2,3

Portfolio Managers Charles B. Reed, CFA, William O. Bell IV, CFA and W. MatthewHereford, CFA, each of Atlanta Capital Management Company, LLC.

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	11/28/2003	29.12%	8.05%	—	10.02%
Class A with 5.75% Maximum Sales Charge	—	21.65	6.78	—	9.29
Class C at NAV	10/1/2009	28.13	—	—	13.52
Class C with 1% Maximum Sales Charge	—	27.13	—	—	13.52
Class I at NAV	4/30/2002	29.43	8.31	12.27%	—
Class R at NAV	8/3/2009	28.78	—	—	16.46
Russell 2500 Index	—	30.93%	2.80%	10.85%	—
Russell 2000 Index	—	31.91	2.21	10.16	—

% Total Annual Operating Expense Ratios[4]		Class A	Class C	Class I	Class R
Gross		1.38%	2.13%	1.13%	1.63%
Net		1.25	2.00	1.00	1.50

Growth of $250,000

This graph shows the change in value of a hypothetical investment of $250,000 in Class I of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of $10,000	Period Beginning	At NAV	With Maximum Sales Charge
Class A	11/28/03	$23,274	$21,936
Class C	10/1/09	$14,635	N.A.
Class R	8/3/09	$16,210	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2012

Fund Profile5

Sector Allocation (% of net assets)6

Top 10 Holdings (% of net assets)6

Markel Corp.	4.6%
Morningstar, Inc.	3.5
Affiliated Managers Group, Inc.	3.5
LKQ Corp.	3.4
HCC Insurance Holdings, Inc.	3.2
DENTSPLY International, Inc.	3.1
Henry Schein, Inc.	2.7
John Wiley & Sons, Inc., Class A	2.7
ANSYS, Inc.	2.7
Kirby Corp.	2.6

Total	32.0%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2012

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Russell 2000 Index is an unmanaged index of 2,000 U.S. small-cap stocks. Russell 1000 Index is an unmanaged index of 1,000 U.S. large-cap stocks. S&P MidCap 400 Index is an unmanaged index of 400 U.S. mid-cap stocks. Russell 2500 Index is an unmanaged index of approximately 2,500 small- and mid-cap U.S. stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 1/31/13. Without the reimbursement, performance would have been lower.

[5]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[6]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2012

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2012 –

September 30, 2012).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (4/1/12)	Ending Account Value (9/30/12)	Expenses Paid During Period* (4/1/12 – 9/30/12)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$995.80	$6.24	**	1.25%
Class C	$1,000.00	$992.00	$9.96	**	2.00%
Class I	$1,000.00	$997.20	$4.99	**	1.00%
Class R	$1,000.00	$994.50	$7.48	**	1.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$6.31	**	1.25%
Class C	$1,000.00	$1,015.00	$10.08	**	2.00%
Class I	$1,000.00	$1,020.00	$5.05	**	1.00%
Class R	$1,000.00	$1,017.50	$7.57	**	1.50%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2012. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, the expenses would be higher.

6

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2012

Statement of Assets and Liabilities

Assets	September 30, 2012
Investment in SMID-Cap Portfolio, at value (identified cost, $2,645,461,864)	$3,065,938,094
Receivable for Fund shares sold	10,738,551
Receivable from affiliate	186,958
Total assets	$3,076,863,603

Liabilities
Payable for Fund shares redeemed	$5,065,494
Payable to affiliates:
Distribution and service fees	336,397
Accrued expenses	555,621
Total liabilities	$5,957,512
Net Assets	$3,070,906,091

Sources of Net Assets
Paid-in capital	$2,650,522,970
Accumulated net realized gain from Portfolio	6,526,876
Accumulated net investment loss	(6,619,985)
Net unrealized appreciation from Portfolio	420,476,230
Total	$3,070,906,091

Class A Shares
Net Assets	$1,010,125,039
Shares Outstanding	61,139,569
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$16.52
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$17.53

Class C Shares
Net Assets	$152,264,008
Shares Outstanding	9,427,323
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$16.15

Class I Shares
Net Assets	$1,890,595,084
Shares Outstanding	106,833,247
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$17.70

Class R Shares
Net Assets	$17,921,960
Shares Outstanding	1,092,825
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$16.40

On	sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2012

Statement of Operations

Investment Income	Year Ended September 30, 2012
Dividends allocated from Portfolio	$17,979,867
Interest allocated from Portfolio	133,155
Expenses allocated from Portfolio	(21,407,543)
Total investment loss from Portfolio	$(3,294,521)

Expenses
Distribution and service fees
Class A	$2,006,699
Class C	1,073,344
Class R	41,840
Trustees’ fees and expenses	500
Custodian fee	37,267
Transfer and dividend disbursing agent fees	2,503,563
Legal and accounting services	36,865
Printing and postage	169,416
Registration fees	278,141
Miscellaneous	21,333
Total expenses	$6,168,968
Deduct —
Allocation of expenses to affiliates	$1,905,939
Total expense reductions	$1,905,939

Net expenses	$4,263,029

Net investment loss	$(7,557,550)

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$10,255,159
Net realized gain	$10,255,159
Change in unrealized appreciation (depreciation) —
Investments	$462,915,840
Net change in unrealized appreciation (depreciation)	$462,915,840

Net realized and unrealized gain	$473,170,999

Net increase in net assets from operations	$465,613,449

8	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2012

Statements of Changes in Net Assets

	Year Ended September 30,
Increase (Decrease) in Net Assets	2012	2011
From operations —
Net investment loss	$(7,557,550)	$(4,396,388)
Net realized gain from investment transactions	10,255,159	16,567,379
Net change in unrealized appreciation (depreciation) from investments	462,915,840	(111,494,902)
Net increase (decrease) in net assets from operations	$465,613,449	$(99,323,911)
Distributions to shareholders —
From net realized gain
Class A	$(3,829,206)	$(2,071,341)
Class C	(468,583)	(171,390)
Class I	(5,768,738)	(2,526,372)
Class R	(21,480)	(4,538)
Total distributions to shareholders	$(10,088,007)	$(4,773,641)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$528,321,268	$419,492,676
Class C	89,162,675	60,216,747
Class I	1,091,590,545	777,697,612
Class R	18,364,606	2,118,988
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,469,662	1,849,044
Class C	343,686	117,677
Class I	4,325,162	1,788,185
Class R	20,983	4,529
Cost of shares redeemed
Class A	(196,774,157)	(134,822,928)
Class C	(17,793,901)	(9,800,036)
Class I	(293,110,377)	(194,568,745)
Class R	(3,330,298)	(227,513)
Net increase in net assets from Fund share transactions	$1,224,589,854	$923,866,236

Net increase in net assets	$1,680,115,296	$819,768,684

Net Assets
At beginning of year	$1,390,790,795	$571,022,111
At end of year	$3,070,906,091	$1,390,790,795

Accumulated net investment income (loss) included in net assets
At end of year	$(6,619,985)	$16,817

9	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2012

Financial Highlights

	Class A
	Year Ended September 30,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$12.870	$12.490	$11.170	$10.930	$13.490

Income (Loss) From Operations
Net investment loss(1)	$(0.070)	$(0.074)	$(0.072)	$(0.047)	$(0.031)
Net realized and unrealized gain (loss)	3.808	0.543 (2)	1.392	0.545	(0.693)

Total income (loss) from operations	$3.738	$0.469	$1.320	$0.498	$(0.724)

Less Distributions
From net realized gain	$(0.088)	$(0.089)	$—	$(0.258)	$(1.836)

Total distributions	$(0.088)	$(0.089)	$—	$(0.258)	$(1.836)

Net asset value — End of year	$16.520	$12.870	$12.490	$11.170	$10.930

Total Return(3)	29.12%	3.67%	11.82%	5.50%	(6.72)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,010,125	$512,020	$256,917	$117,175	$23,589
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	1.24%	1.20%	1.20%	1.20%	1.20%
Net investment loss	(0.44)%	(0.51)%	(0.61)%	(0.49)%	(0.27)%
Portfolio Turnover of the Portfolio	6%	19%	20%	33%	42%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.08%, 0.18%, 0.32%, 0.52% and 0.52% of average daily net assets for the years ended September 30, 2012, 2011, 2010, 2009 and 2008, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and/or subsidy, total return would be lower.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

10	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2012

Financial Highlights — continued

	Class C
	Year Ended September 30,
	2012	2011	2010*
Net asset value — Beginning of year	$12.680	$12.390	$11.170

Income (Loss) From Operations
Net investment loss(1)	$(0.185)	$(0.180)	$(0.158)
Net realized and unrealized gain	3.743	0.559 (2)	1.378

Total income from operations	$3.558	$0.379	$1.220

Less Distributions
From net realized gain	$(0.088)	$(0.089)	$—

Total distributions	$(0.088)	$(0.089)	$—

Net asset value — End of year	$16.150	$12.680	$12.390

Total Return(3)	28.13%	2.97%	10.92%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$152,264	$61,530	$17,530
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	1.99%	1.95%	1.95%
Net investment loss	(1.19)%	(1.25)%	(1.34)%
Portfolio Turnover of the Portfolio	6%	19%	20%

*	Class C commenced operations on October 1, 2009.

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.08%, 0.18% and 0.32% of average daily net assets for the years ended September 30, 2012, 2011 and 2010, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and/or subsidy, total return would be lower.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

11	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2012

Financial Highlights — continued

	Class I
	Year Ended September 30,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$13.750	$13.300	$11.870	$11.570	$14.140

Income (Loss) From Operations
Net investment loss(1)	$(0.033)	$(0.040)	$(0.044)	$(0.025)	$(0.002)
Net realized and unrealized gain (loss)	4.071	0.579 (2)	1.474	0.583	(0.732)

Total income (loss) from operations	$4.038	$0.539	$1.430	$0.558	$(0.734)

Less Distributions
From net realized gain	$(0.088)	$(0.089)	$—	$(0.258)	$(1.836)

Total distributions	$(0.088)	$(0.089)	$—	$(0.258)	$(1.836)

Net asset value — End of year	$17.700	$13.750	$13.300	$11.870	$11.570

Total Return(3)	29.43%	3.98%	12.05%	5.72%	(6.46)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,890,595	$815,413	$296,476	$65,435	$15,846
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	0.99%	0.95%	0.95%	0.95%	0.95%
Net investment loss	(0.19)%	(0.26)%	(0.35)%	(0.25)%	(0.01)%
Portfolio Turnover of the Portfolio	6%	19%	20%	33%	42%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.08%, 0.18%, 0.32%, 0.52% and 0.52% of average daily net assets for the years ended September 30, 2012, 2011, 2010, 2009 and 2008, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and/or subsidy, total return would be lower.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

12	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2012

Financial Highlights — continued

	Class R
	Year Ended September 30,			Period Ended September 30, 2009(1)
	2012	2011	2010
Net asset value — Beginning of period	$12.810	$12.450	$11.170	$10.240

Income (Loss) From Operations
Net investment loss(2)	$(0.111)	$(0.109)	$(0.092)	$(0.015)
Net realized and unrealized gain	3.789	0.558 (3)	1.372	0.945

Total income from operations	$3.678	$0.449	$1.280	$0.930

Less Distributions
From net realized gain	$(0.088)	$(0.089)	$—	$—

Total distributions	$(0.088)	$(0.089)	$—	$—

Net asset value — End of period	$16.400	$12.810	$12.450	$11.170

Total Return(4)	28.78%	3.53%	11.46%	9.08	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,922	$1,827	$98	$1
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)(8)	1.49%	1.45%	1.45%	1.45	%(9)
Net investment loss	(0.70)%	(0.74)%	(0.78)%	(0.86	)%(9)
Portfolio Turnover of the Portfolio	6%	19%	20%	33	%(10)

(1)	For the period from the commencement of operations, August 3, 2009, to September 30, 2009.

(2)	Computed using average shares outstanding.

(3)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.08%, 0.18%, 0.32% and 0.56% of average daily net assets for the years ended September 30, 2012, 2011 and 2010 and the period ended September 30, 2009, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and/or subsidy, total return would be lower.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

(10)	For the Portfolio’s year ended September 30, 2009.

13	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2012

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Atlanta Capital SMID-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in SMID-Cap Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.8% at September 30, 2012). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At September 30, 2012, the Fund had a net investment loss of $6,731,816 incurred after October 31, 2011. This net loss is treated as arising on the first day of the Fund’s taxable year ending September 30, 2013.

As of September 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders

14

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2012

Notes to Financial Statements — continued

may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended September 30, 2012 and September 30, 2011 was as follows:

	Year Ended September 30,
	2012	2011

Distributions declared from:
Ordinary income	$3,596,157	$1,539,177
Long-term capital gains	$6,491,850	$3,234,464

During the year ended September 30, 2012, accumulated net investment loss was decreased by $920,748 and paid-in capital was decreased by $920,748 due to differences between book and tax accounting, primarily for net operating losses. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of September 30, 2012, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed long-term capital gains	$10,531,820
Post October ordinary losses	$(6,731,816)
Net unrealized appreciation	$416,583,117

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, investments in partnerships and partnership allocations.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. Effective February 1, 2012, Atlanta Capital Management Company, LLC (Atlanta Capital), the sub-adviser of the Portfolio and an affiliate of EVM, has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.25%, 2.00%, 1.00% and 1.50% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after January 31, 2013. Prior to February 1, 2012, EVM and Atlanta Capital had agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses exceeded 1.20%, 1.95%, 0.95% and 1.45% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. Pursuant to these agreements, EVM and Atlanta Capital were allocated $1,905,939 in total of the Fund’s operating expenses for the year ended September 30, 2012. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the year ended September 30, 2012, EVM earned $93,329 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $210,156 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2012. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2012 amounted to $2,006,699 for Class A shares.

15

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2012

Notes to Financial Statements — continued

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by Class C. For the year ended September 30, 2012, the Fund paid or accrued to EVD $805,008 for Class C shares, representing 0.75% of the average daily net assets of Class C shares. At September 30, 2012, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $9,010,000.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended September 30, 2012, the Fund paid or accrued to EVD $20,920 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended September 30, 2012 amounted to $268,336 and $20,920 for Class C and Class R shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the year ended September 30, 2012, the Fund was informed that EVD received approximately $2,000 and $30,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Investment Transactions

For the year ended September 30, 2012, increases and decreases in the Fund’s investment in the Portfolio aggregated $1,225,010,990 and $17,409,151, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended September 30,
Class A	2012	2011

Sales	33,648,736	28,482,989
Issued to shareholders electing to receive payments of distributions in Fund shares	232,863	127,961
Redemptions	(12,523,927)	(9,405,255)

Net increase	21,357,672	19,205,695

16

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2012

Notes to Financial Statements — continued

	Year Ended September 30,
Class C	2012	2011

Sales	5,707,353	4,125,414
Issued to shareholders electing to receive payments of distributions in Fund shares	23,460	8,223
Redemptions	(1,156,697)	(694,941)

Net increase	4,574,116	3,438,696

	Year Ended September 30,
Class I	2012	2011

Sales	64,718,770	49,690,774
Issued to shareholders electing to receive payments of distributions in Fund shares	271,511	116,116
Redemptions	(17,472,738)	(12,784,419)

Net increase	47,517,543	37,022,471

	Year Ended September 30,
Class R	2012	2011

Sales	1,157,927	150,370
Issued to shareholders electing to receive payments of distributions in Fund shares	1,416	315
Redemptions	(209,215)	(15,887)

Net increase	950,128	134,798

17

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2012

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Atlanta Capital SMID-Cap Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Atlanta Capital SMID-Cap Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), as of September 30, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Atlanta Capital SMID-Cap Fund as of September 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 15, 2012

18

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2012

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2013 will show the tax status of all distributions paid to your account in calendar year 2012. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and capital gains dividends.

Qualified Dividend Income.  The Fund designates approximately $17,630,984, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2012, $22,418,196 or, if subsequently determined to be different, the net capital gain of such year.

19

SMID-Cap Portfolio

September 30, 2012

Portfolio of Investments

Common Stocks — 94.7%

Security	Shares	Value

Aerospace & Defense — 1.0%
TransDigm Group, Inc.(1)	208,170	$29,533,078

		$29,533,078

Auto Components — 1.9%
Gentex Corp.	3,432,990	$58,395,160

		$58,395,160

Capital Markets — 5.2%
Affiliated Managers Group, Inc.(1)	882,470	$108,543,810
SEI Investments Co.	2,450,960	52,573,092

		$161,116,902

Chemicals — 0.9%
Airgas, Inc.	350,460	$28,842,858

		$28,842,858

Commercial Banks — 4.3%
City National Corp.	1,142,790	$58,865,113
Cullen/Frost Bankers, Inc.	497,510	28,571,999
Umpqua Holdings Corp.	3,342,630	43,086,501

		$130,523,613

Commercial Services & Supplies — 1.0%
Copart, Inc.(1)	1,124,270	$31,176,007

		$31,176,007

Construction & Engineering — 2.1%
Jacobs Engineering Group, Inc.(1)	1,630,930	$65,938,500

		$65,938,500

Containers & Packaging — 1.9%
AptarGroup, Inc.	1,135,850	$58,734,803

		$58,734,803

Distributors — 3.4%
LKQ Corp.(1)	5,627,108	$104,101,498

		$104,101,498

Security	Shares	Value

Electrical Equipment — 4.2%
Acuity Brands, Inc.	955,980	$60,503,974
AMETEK, Inc.	1,939,360	68,750,312

		$129,254,286

Electronic Equipment, Instruments & Components — 1.1%
FLIR Systems, Inc.	1,736,130	$34,679,197

		$34,679,197

Energy Equipment & Services — 2.5%
Dril-Quip, Inc.(1)	413,690	$29,736,037
Oceaneering International, Inc.	854,860	47,231,015

		$76,967,052

Health Care Equipment & Supplies — 4.5%
DENTSPLY International, Inc.	2,462,980	$93,938,057
Varian Medical Systems, Inc.(1)	721,220	43,503,991

		$137,442,048

Health Care Providers & Services — 2.7%
Henry Schein, Inc.(1)	1,047,180	$83,009,959

		$83,009,959

Household Products — 1.7%
Church & Dwight Co., Inc.	971,610	$52,457,224

		$52,457,224

Industrial Conglomerates — 2.1%
Carlisle Cos., Inc.	1,233,910	$64,064,607

		$64,064,607

Insurance — 7.8%
HCC Insurance Holdings, Inc.	2,910,030	$98,620,917
Markel Corp.(1)	307,418	140,948,079

		$239,568,996

IT Services — 2.5%
Jack Henry & Associates, Inc.	1,176,360	$44,584,044
Wright Express Corp.(1)	444,890	31,017,731

		$75,601,775

20	See Notes to Financial Statements.

SMID-Cap Portfolio

September 30, 2012

Portfolio of Investments — continued

Security	Shares	Value

Life Sciences Tools & Services — 3.6%
Bio-Rad Laboratories, Inc., Class A(1)	705,070	$75,245,071
Mettler-Toledo International, Inc.(1)	213,530	36,458,112

		$111,703,183

Machinery — 6.8%
CLARCOR, Inc.	1,360,240	$60,707,511
Graco, Inc.	958,290	48,182,821
IDEX Corp.	1,597,380	66,722,563
Pall Corp.	500,050	31,748,174

		$207,361,069

Marine — 2.6%
Kirby Corp.(1)	1,441,440	$79,682,803

		$79,682,803

Media — 6.2%
John Wiley & Sons, Inc., Class A	1,781,680	$81,868,196
Morningstar, Inc.	1,746,560	109,404,518

		$191,272,714

Professional Services — 3.6%
Equifax, Inc.	1,424,630	$66,359,265
Verisk Analytics, Inc., Class A(1)	938,400	44,677,224

		$111,036,489

Real Estate Management & Development — 1.5%
Forest City Enterprises, Inc., Class A(1)	2,842,948	$45,060,726

		$45,060,726

Road & Rail — 1.7%
J.B. Hunt Transport Services, Inc.	1,013,680	$52,751,907

		$52,751,907

Software — 9.6%
ANSYS, Inc.(1)	1,110,800	$81,532,720
Blackbaud, Inc.	2,442,640	58,427,949
FactSet Research Systems, Inc.	454,010	43,775,644
Fair Isaac Corp.	1,662,230	73,570,300
Solera Holdings, Inc.	839,410	36,824,916

		$294,131,529

Security	Shares	Value

Specialty Retail — 7.3%
Aaron’s, Inc.	1,564,545	$43,509,997
CarMax, Inc.(1)	1,567,920	44,372,136
O’Reilly Automotive, Inc.(1)	712,310	59,563,362
Sally Beauty Holdings, Inc.(1)	3,082,100	77,329,889

		$224,775,384

Textiles, Apparel & Luxury Goods — 1.0%
Columbia Sportswear Co.	558,480	$30,157,920

		$30,157,920

Total Common Stocks (identified cost $2,485,717,855)		$2,909,341,287

Short-Term Investments — 5.3%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.12%(2)	$162,992	$162,991,768

Total Short-Term Investments (identified cost $162,991,768)		$162,991,768

Total Investments — 100.0% (identified cost $2,648,709,623)		$3,072,333,055

Other Assets, Less Liabilities — (0.0)%(3)		$(963,111)

Net Assets — 100.0%		$3,071,369,944

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2012.

(3)	Amount is less than 0.05%.

21	See Notes to Financial Statements.

SMID-Cap Portfolio

September 30, 2012

Statement of Assets and Liabilities

Assets	September 30, 2012
Unaffiliated investments, at value (identified cost, $2,485,717,855)	$2,909,341,287
Affiliated investment, at value (identified cost, $162,991,768)	162,991,768
Dividends receivable	1,365,764
Interest receivable from affiliated investment	18,417
Total assets	$3,073,717,236

Liabilities
Payable to affiliates:
Investment adviser fee	$2,243,469
Accrued expenses	103,823
Total liabilities	$2,347,292
Net Assets applicable to investors’ interest in Portfolio	$3,071,369,944

Sources of Net Assets
Investors’ capital	$2,647,746,512
Net unrealized appreciation	423,623,432
Total	$3,071,369,944

22	See Notes to Financial Statements.

SMID-Cap Portfolio

September 30, 2012

Statement of Operations

Investment Income	Year Ended September 30, 2012
Dividends	$18,029,157
Interest allocated from affiliated investment	133,476
Expenses allocated from affiliated investment	(18,198)
Total investment income	$18,144,435

Expenses
Investment adviser fee	$20,820,569
Trustees’ fees and expenses	68,000
Custodian fee	415,225
Legal and accounting services	44,517
Miscellaneous	100,243
Total expenses	$21,448,554

Net investment loss	$(3,304,119)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$10,281,269
Investment transactions allocated from affiliated investment	1,901
Net realized gain	$10,283,170
Change in unrealized appreciation (depreciation) —
Investments	$465,070,272
Net change in unrealized appreciation (depreciation)	$465,070,272

Net realized and unrealized gain	$475,353,442

Net increase in net assets from operations	$472,049,323

23	See Notes to Financial Statements.

SMID-Cap Portfolio

September 30, 2012

Statements of Changes in Net Assets

	Year Ended September 30,
Increase (Decrease) in Net Assets	2012	2011
From operations —
Net investment loss	$(3,304,119)	$(2,810,946)
Net realized gain from investment transactions	10,283,170	16,727,020
Net change in unrealized appreciation (depreciation) from investments	465,070,272	(112,133,693)
Net increase (decrease) in net assets from operations	$472,049,323	$(98,217,619)
Capital transactions —
Contributions	$1,226,251,261	$958,107,038
Withdrawals	(24,582,743)	(36,984,868)
Net increase in net assets from capital transactions	$1,201,668,518	$921,122,170

Net increase in net assets	$1,673,717,841	$822,904,551

Net Assets
At beginning of year	$1,397,652,103	$574,747,552
At end of year	$3,071,369,944	$1,397,652,103

24	See Notes to Financial Statements.

SMID-Cap Portfolio

September 30, 2012

Supplementary Data

	Year Ended September 30,
Ratios/Supplemental Data	2012	2011	2010	2009	2008
Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	0.94%	0.95%	0.95%	0.96%	0.95%
Net investment loss	(0.14)%	(0.26)%	(0.36)%	(0.24)%	(0.01)%
Portfolio Turnover	6%	19%	20%	33%	42%

Total Return	29.50%	3.98%	12.05%	5.71%	(6.46)%

Net assets, end of year (000’s omitted)	$3,071,370	$1,397,652	$574,748	$186,908	$44,383

(1)

The investment adviser waived a portion of its investment adviser fee and/or subsidized certain operating expenses (equal to 0.04%, 0.12%, 0.18% and 0.22% of average daily net assets for the years ended September 30, 2011, 2010, 2009 and 2008, respectively). A portion of the waiver and subsidy was borne by the sub-adviser. Absent this waiver and/or subsidy, total return would be lower.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

25	See Notes to Financial Statements.

SMID-Cap Portfolio

September 30, 2012

Notes to Financial Statements

1  Significant Accounting Policies

SMID-Cap Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At September 30, 2012, Eaton Vance Atlanta Capital SMID-Cap Fund held a 99.8% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of September 30, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of

26

SMID-Cap Portfolio

September 30, 2012

Notes to Financial Statements — continued

liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million, 0.9375% on net assets of $500 million but less than $1 billion, 0.875% on net assets of $1 billion but less than $2.5 billion, 0.8125% on net assets of $2.5 billion but less than $5 billion and 0.75% on net assets of $5 billion and over, and is payable monthly. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the year ended September 30, 2012, the Portfolio’s investment adviser fee amounted to $20,820,569 or 0.91% of the Portfolio’s average daily net assets.

Officers and Trustees of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $1,193,759,735 and $125,832,315, respectively, for the year ended September 30, 2012.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,653,321,363

Gross unrealized appreciation	$462,196,991
Gross unrealized depreciation	(43,185,299)

Net unrealized appreciation	$419,011,692

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended September 30, 2012.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

27

SMID-Cap Portfolio

September 30, 2012

Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$2,909,341,287	*	$—	$—	$2,909,341,287
Short-Term Investments	—		162,991,768	—	162,991,768

Total Investments	$2,909,341,287		$162,991,768	$—	$3,072,333,055

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At September 30, 2012, there were no investments transferred between Level 1 and Level 2 during the year then ended.

28

SMID-Cap Portfolio

September 30, 2012

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of SMID-Cap Portfolio:

We have audited the accompanying statement of assets and liabilities of SMID-Cap Portfolio (the “Portfolio”), including the portfolio of investments, as of September 30, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2012, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of SMID-Cap Portfolio as of September 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 15, 2012

29

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

30

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of SMID-Cap Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Atlanta Capital SMID-Cap Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”) and the sub-advisory agreement with Atlanta Capital Management Company, LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing equity portfolios. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

31

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2012

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider as well as a customized peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2011 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

32

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2012

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) and SMID-Cap Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 186 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 186 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

33

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2012

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Of the Trust since 1998 and of the Portfolio since 2001

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years
Duncan W. Richardson 1957	President	Of the Trust since 2011 and of the Portfolio since 2007	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.

Payson F. Swaffield 1956	Vice President of the Portfolio	Since 2011	Vice President and Chief Income Investment Officer of EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Of the Trust since 2005 and of the Portfolio since 2008	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

34

Eaton Vance

Atlanta Capital SMID-Cap Fund

September 30, 2012

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

35

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

36

Investment Adviser of SMID-Cap Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of SMID-Cap Portfolio

Atlanta Capital Management Company, LLC

1075 Peachtree Street NE

Suite 2100

Atlanta, GA 30309

Administrator of Eaton Vance Atlanta Capital SMID-Cap Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1452-11/12	ASCSRC

Eaton Vance Atlanta Capital Focused Growth Fund Annual Report September 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report September 30, 2012

Eaton Vance

Atlanta Capital Focused Growth Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	20

Federal Tax Information	21

Board of Trustees’ Contract Approval	22

Management and Organization	25

Important Notices	27

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2012

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Global equity markets went on a roller coaster ride during the 12-month period ended September 30, 2012. Reacting to the swings of the European sovereign debt crisis along with concerns about a slowing global economy, investors drove stocks up and down in repeated cycles through the period. In the fourth quarter of 2011, global equities bottomed out in early October and then rallied strongly before cooling off in the final two months of 2011. However, amid positive economic signals in January 2012, global stock markets began a sustained rally that continued through late March, driving some indices to multi-year highs. The market rally fizzled in April as the European debt crisis again intensified and economic indicators weakened in the United States, China and much of the rest of the world. In contrast to the previous two years, however, global equities rebounded during the summer months of 2012 amid hopes for a resolution to the European crisis and expectations of another round of economic stimulus by the U.S. Federal Reserve. In the final two weeks of the period, however, stocks slipped amid renewed worries about Europe and the trajectory of corporate profits. An encouraging report from the U.S. housing market provided a bright spot toward quarter-end.

With the summer rebound, major U.S. equity indices ended the 12-month period with strong double-digit gains. The blue chip Dow Jones Industrial Average2 rose 26.52% for the one-year period. The broader U.S. equity market, as represented by the S&P 500 Index, gained 30.20%, while the technology-laden NASDAQ Composite Index added 30.53%.

In terms of market capitalization, small-cap stocks led the way over large- and mid-cap stocks during the period. As measured by the Russell 2000 Index, small caps returned 31.91% for the 12 months ended September 30, 2012. The large-cap Russell 1000 Index gained 30.06%, while the S&P MidCap 400 Index rose 28.54%. In general, value stocks narrowly outperformed growth stocks during the one-year period.

Fund Performance

For the fiscal year ended September 30, 2012, Atlanta Capital Focused Growth Fund’s (the Fund) Class A shares had a total return of 22.82% at net asset value (NAV). By comparison, the Fund’s benchmark, the Russell 1000 Growth Index (the Index), returned 29.19% during the period. The Fund underperformed the Index due primarily to stock selection. Sector allocation overall was additive to Fund performance, partially offsetting the adverse stock selection.

Much of the Fund’s underperformance versus the Index occurred in the fourth quarter of 2011, when the market feared a renewed global recession. The Fund’s positioning was at odds with that view. In addition, during this final quarter of 2011, stocks in the Index with lower growth rates generally outperformed those with higher growth rates. This hurt Fund performance relative to the Index, due to the Fund’s focus on companies with higher growth rates. For the 12-month period, among the 10 economic sectors in the Index, the Fund achieved positive returns in seven of the eight sectors in which it was invested. The Index recorded positive returns in all 10 sectors.

The information technology sector was the largest detractor from Fund performance versus the Index, with stocks in the communications equipment and software industries lagging. Among individual stocks, the biggest detractor from Fund performance versus the Index in the sector was a network equipment company that was hurt by weak capital spending at telecommunication services firms. Also among the Fund’s laggards was another communications network company, as well as a semiconductor company in the wireless and broadband business. The consumer staples sector also detracted from Fund performance relative to the Index. Most of the underperformance versus the Index was due to the Fund’s overweight position in a major coffee company that performed poorly during the period. Stock selection in consumer staples was partially offset by a beneficial sector underweight. The industrials sector also detracted from the Fund’s relative performance versus the Index during the 12-month period. Within the sector, slowing global trade hurt the Fund’s relative results versus the Index due to the Fund’s holdings in a shipping logistics provider.

On the positive side, security selection in the materials sector aided Fund results relative to the Index, as stocks in the chemicals industry notably outperformed. An overweight along with stock selection in the energy sector also contributed to the Fund’s relative performance versus the Index. In the health care sector, the Fund’s stock selection and a slight underweight boosted results versus the Index. The individual stock contributing the most to Fund performance was a major agricultural chemical and seed producer that gained market share during the period. An overweight position in a major online retailer was also additive to Fund performance, as was an overweight in a leading online travel marketplace. Both stocks reflect the Fund’s focus during the period on opportunities arising from the rapid growth of commerce conducted on mobile communications devices. Also contributing to the Fund’s relative performance versus the Index was an overweight position in a leading biopharmaceutical company that outperformed during the 12-month period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2012

Performance2,3

Portfolio Managers Richard B. England, CFA and Paul J. Marshall, CFA, each of Atlanta Capital Management Company, LLC.

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	11/28/2003	22.82%	2.00%	—	4.98%
Class A with 5.75% Maximum Sales Charge	—	15.72	0.80	—	4.28
Class C at NAV	5/2/2011	21.85	—	—	–0.24
Class C with 1% Maximum Sales Charge	—	20.85	—	—	–0.24
Class I at NAV	4/30/2002	23.16	2.26	7.37%	—
Russell 1000 Growth Index	—	29.19%	3.24%	8.40%	—

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			1.36%	2.11%	1.11%
Net			1.25	2.00	1.00

Growth of $250,000

This graph shows the change in value of a hypothetical investment of $250,000 in Class I of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of $10,000	Period Beginning	At NAV	With Maximum Sales Charge
Class A	11/28/03	$15,378	$14,494
Class C	5/2/11	$9,966	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2012

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Apple, Inc.	9.2%
QUALCOMM, Inc.	7.4
Cognizant Technology Solutions Corp., Class A	6.5
Monsanto Co.	6.4
Schlumberger, Ltd.	5.6
Amazon.com, Inc.	5.2
Allergan, Inc.	5.0
Suncor Energy, Inc.	4.2
Gilead Sciences, Inc.	4.0
Union Pacific Corp.	4.0

Total	57.5%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2012

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Russell 2000 Index is an unmanaged index of 2,000 U.S. small- cap stocks. Russell 1000 Index is an unmanaged index of 1,000 U.S. large-cap stocks. S&P MidCap 400 Index is an unmanaged index of 400 U.S. mid-cap stocks. Russell 1000 Growth Index is an unmanaged index of U.S. large-cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 1/31/13. Without the reimbursement, performance would have been lower.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2012

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2012 – September 30, 2012).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (4/1/12)	Ending Account Value (9/30/12)	Expenses Paid During Period* (4/1/12 – 9/30/12)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$978.80	$5.44	1.10%
Class C	$1,000.00	$974.60	$9.18	1.86%
Class I	$1,000.00	$980.20	$4.31	0.87%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.50	$5.55	1.10%
Class C	$1,000.00	$1,015.70	$9.37	1.86%
Class I	$1,000.00	$1,020.70	$4.40	0.87%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2012. The Example reflects the expenses of both the Fund and the Portfolio for the period while the Fund was investing in the Portfolio.

6

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2012

Portfolio of Investments

Common Stocks — 99.4%

Security	Shares	Value

Air Freight & Logistics — 2.8%
Expeditors International of Washington, Inc.	134,140	$4,877,330

		$4,877,330

Biotechnology — 4.0%
Gilead Sciences, Inc.(1)	108,230	$7,178,896

		$7,178,896

Capital Markets — 2.2%
T. Rowe Price Group, Inc.	61,040	$3,863,832

		$3,863,832

Chemicals — 6.4%
Monsanto Co.	125,285	$11,403,441

		$11,403,441

Communications Equipment — 9.2%
Juniper Networks, Inc.(1)	187,580	$3,209,494
QUALCOMM, Inc.	210,340	13,144,146

		$16,353,640

Computers & Peripherals — 9.2%
Apple, Inc.	24,476	$16,331,856

		$16,331,856

Energy Equipment & Services — 5.6%
Schlumberger, Ltd.	137,528	$9,947,400

		$9,947,400

Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	30,400	$3,043,800

		$3,043,800

Health Care Technology — 0.9%
Cerner Corp.(1)	21,360	$1,653,478

		$1,653,478

Hotels, Restaurants & Leisure — 2.0%
Starbucks Corp.	70,737	$3,589,903

		$3,589,903

Security	Shares	Value

Industrial Conglomerates — 6.1%
Danaher Corp.	118,750	$6,549,062
General Electric Co.	192,770	4,377,807

		$10,926,869

Internet & Catalog Retail — 7.1%
Amazon.com, Inc.(1)	36,755	$9,347,532
priceline.com, Inc.(1)	5,414	3,349,804

		$12,697,336

Internet Software & Services — 3.4%
Google, Inc., Class A(1)	8,076	$6,093,342

		$6,093,342

IT Services — 6.5%
Cognizant Technology Solutions Corp., Class A(1)	165,700	$11,585,744

		$11,585,744

Multiline Retail — 3.1%
Kohl’s Corp.	107,130	$5,487,199

		$5,487,199

Oil, Gas & Consumable Fuels — 4.2%
Suncor Energy, Inc.	227,845	$7,484,708

		$7,484,708

Pharmaceuticals — 5.0%
Allergan, Inc.	96,640	$8,850,291

		$8,850,291

Road & Rail — 4.0%
Union Pacific Corp.	60,270	$7,154,049

		$7,154,049

Semiconductors & Semiconductor Equipment — 5.4%
Broadcom Corp., Class A	167,555	$5,794,052
Texas Instruments, Inc.	137,740	3,794,737

		$9,588,789

Software — 5.0%
Informatica Corp.(1)	55,730	$1,939,961
Intuit, Inc.	117,240	6,903,091

		$8,843,052

7	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2012

Portfolio of Investments — continued

Security	Shares	Value

Specialty Retail — 2.0%
CarMax, Inc.(1)	124,600	$3,526,180

		$3,526,180

Textiles, Apparel & Luxury Goods — 3.6%
Coach, Inc.	114,520	$6,415,410

		$6,415,410

Total Common Stocks (identified cost $157,635,492)		$176,896,545

Short-Term Investments — 3.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(2)	$6,431	$6,431,368

Total Short-Term Investments (identified cost $6,431,368)		$6,431,368

Total Investments — 103.0% (identified cost $164,066,860)		$183,327,913

Other Assets, Less Liabilities — (3.0)%		$(5,265,321)

Net Assets — 100.0%		$178,062,592

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2012.

8	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2012

Statement of Assets and Liabilities

Assets	September 30, 2012
Unaffiliated investments, at value (identified cost, $157,635,492)	$176,896,545
Affiliated investment, at value (identified cost, $6,431,368)	6,431,368
Dividends receivable	148,823
Interest receivable from affiliated investment	551
Receivable for Fund shares sold	242,377
Total assets	$183,719,664

Liabilities
Payable for investments purchased	$3,549,462
Payable for Fund shares redeemed	1,908,002
Payable to affiliates:
Investment adviser fee	100,553
Distribution and service fees	17,960
Accrued expenses	81,095
Total liabilities	$5,657,072
Net Assets	$178,062,592

Sources of Net Assets
Paid-in capital	$160,238,117
Accumulated net realized loss	(1,259,476)
Accumulated net investment loss	(177,102)
Net unrealized appreciation	19,261,053
Total	$178,062,592

Class A Shares
Net Assets	$69,678,805
Shares Outstanding	5,807,022
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.00
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$12.73

Class C Shares
Net Assets	$3,442,790
Shares Outstanding	289,710
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.88

Class I Shares
Net Assets	$104,940,997
Shares Outstanding	9,219,040
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.38

On	sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2012

Statement of Operations

Investment Income	Year Ended September 30, 2012
Dividends (net of foreign taxes, $5,406)	$408,409
Dividends allocated from Portfolio (net of foreign taxes, $9,839)	795,307
Interest allocated from Portfolio	4,045
Interest allocated from affiliated investment	1,743
Expenses allocated from Portfolio	(792,012)
Expenses allocated from affiliated investment	(174)
Total investment income	$417,318

Expenses
Investment adviser fee	$230,658
Distribution and service fees
Class A	158,841
Class C	25,135
Trustees’ fees and expenses	500
Custodian fee	37,076
Transfer and dividend disbursing agent fees	114,196
Legal and accounting services	37,842
Printing and postage	27,161
Registration fees	44,799
Miscellaneous	16,631
Total expenses	$692,839
Deduct —
Reduction of custodian fee	$37
Total expense reductions	$37

Net expenses	$692,802

Net investment loss	$(275,484)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(31,170)
Investment transactions allocated from Portfolio	2,135,186
Investment transactions allocated from affiliated investment	25
Foreign currency transactions	386
Foreign currency transactions allocated from Portfolio	(43)
Net realized gain	$2,104,384
Change in unrealized appreciation (depreciation) —
Investments	$13,574,607
Investments allocated from Portfolio	9,479,647
Net change in unrealized appreciation (depreciation)	$23,054,254

Net realized and unrealized gain	$25,158,638

Net increase in net assets from operations	$24,883,154

10	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2012

Statements of Changes in Net Assets

	Year Ended September 30,
Increase (Decrease) in Net Assets	2012	2011
From operations —
Net investment loss	$(275,484)	$(260,817)
Net realized gain (loss) from investment and foreign currency transactions	2,104,384	(1,788,809)
Net change in unrealized appreciation (depreciation) from investments	23,054,254	(7,655,260)
Net increase (decrease) in net assets from operations	$24,883,154	$(9,704,886)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$43,803,832	$52,057,659
Class C	2,203,806	1,785,593
Class I	85,980,605	45,331,022
Cost of shares redeemed
Class A	(31,525,443)	(10,605,287)
Class C	(605,694)	(143,541)
Class I	(46,877,075)	(8,502,659)
Net increase in net assets from Fund share transactions	$52,980,031	$79,922,787

Net increase in net assets	$77,863,185	$70,217,901

Net Assets
At beginning of year	$100,199,407	$29,981,506
At end of year	$178,062,592	$100,199,407

Accumulated undistributed net investment income (loss) included in net assets
At end of year	$(177,102)	$1,157

11	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2012

Financial Highlights

	Class A
	Year Ended September 30,
	2012		2011		2010		2009		2008
Net asset value — Beginning of year	$9.770		$9.540		$8.780		$9.730		$12.760

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.038)		$(0.065)		$(0.026)		$0.038		$0.007
Net realized and unrealized gain (loss)	2.268		0.295		0.832		(0.487)		(2.011)

Total income (loss) from operations	$2.230		$0.230		$0.806		$(0.449)		$(2.004)

Less Distributions
From net investment income	$—		$—		$(0.046)		$—		$(0.002)
From net realized gain	—		—		—		(0.501)		(1.024)

Total distributions	$—		$—		$(0.046)		$(0.501)		$(1.026)

Net asset value — End of year	$12.000		$9.770		$9.540		$8.780		$9.730

Total Return(2)	22.82%		2.41%		9.21%		(2.89)%		(17.21)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$69,679		$45,044		$8,706		$8,451		$8,903
Ratios (as a percentage of average daily net assets):
Expenses(3)(4)	1.17%		1.25	%(5)	1.25	%(5)	1.25	%(5)	1.25	%(5)
Net investment income (loss)	(0.34)%		(0.58)%		(0.29)%		0.52%		0.06%
Portfolio Turnover of the Portfolio(6)	60	%(7)	62%		152%		49%		50%
Portfolio Turnover of the Fund	17	%(7)(8)	—		—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)

The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or the administrator of the Fund subsidized certain operating expenses (equal to 0.11%, 0.43%, 0.50% and 0.19% of average daily net assets for the years ended September 30, 2011, 2010, 2009 and 2008, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and subsidy, total return would be lower.

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(7)	Not annualized.

(8)	For the period from July 23, 2012 through September 30, 2012 when the Fund was making investments directly in securities.

12	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2012

Financial Highlights — continued

	Class C
	Year Ended September 30, 2012		Period Ended September 30, 2011(1)
Net asset value — Beginning of period	$9.750		$11.920

Income (Loss) From Operations
Net investment loss(2)	$(0.121)		$(0.067)
Net realized and unrealized gain (loss)	2.251		(2.103)

Total income (loss) from operations	$2.130		$(2.170)

Net asset value — End of period	$11.880		$9.750

Total Return(3)	21.85%		(18.20	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,443		$1,449
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.91%		2.00	%(7)(8)
Net investment loss	(1.08)%		(1.49	)%(8)
Portfolio Turnover of the Portfolio(9)	60	%(4)	62	%(10)
Portfolio Turnover of the Fund	17	%(4)(11)	—

(1)	For the period from the commencement of operations, May 2, 2011, to September 30, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The administrator of the Fund subsidized certain operating expenses (equal to 0.11% of average daily net assets for the period ended September 30, 2011). A portion of the subsidy was borne by the sub-adviser of the Portfolio. Absent this subsidy, total return would be lower.

(8)	Annualized.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	For the Portfolio’s year ended September 30, 2011.

(11)	For the period from July 23, 2012 through September 30, 2012 when the Fund was making investments directly in securities.

13	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2012

Financial Highlights — continued

	Class I
	Year Ended September 30,
	2012		2011		2010		2009		2008
Net asset value — Beginning of year	$9.240		$9.010		$8.290		$9.240		$12.170

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.005)		$(0.034)		$(0.005)		$0.053		$0.034
Net realized and unrealized gain (loss)	2.145		0.264		0.791		(0.476)		(1.902)

Total income (loss) from operations	$2.140		$0.230		$0.786		$(0.423)		$(1.868)

Less Distributions
From net investment income	$—		$—		$(0.066)		$(0.026)		$(0.038)
From net realized gain	—		—		—		(0.501)		(1.024)

Total distributions	$—		$—		$(0.066)		$(0.527)		$(1.062)

Net asset value — End of year	$11.380		$9.240		$9.010		$8.290		$9.240

Total Return(2)	23.16%		2.55%		9.51%		(2.64)%		(16.97)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$104,941		$53,707		$21,275		$17,750		$14,400
Ratios (as a percentage of average daily net assets):
Expenses(3)(4)	0.92%		1.00	%(5)	1.00	%(5)	1.00	%(5)	1.00	%(5)
Net investment income (loss)	(0.04)%		(0.32)%		(0.06)%		0.76%		0.31%
Portfolio Turnover of the Portfolio(6)	60	%(7)	62%		152%		49%		50%
Portfolio Turnover of the Fund	17	%(7)(8)	—		—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)

The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or the administrator of the Fund subsidized certain operating expenses (equal to 0.11%, 0.43%, 0.50% and 0.19% of average daily net assets for the years ended September 30, 2011, 2010, 2009 and 2008, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and subsidy, total return would be lower.

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(7)	Not annualized.

(8)	For the period from July 23, 2012 through September 30, 2012 when the Fund was making investments directly in securities.

14	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2012

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Atlanta Capital Focused Growth Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. Prior to July 23, 2012, the Fund invested all of its investable assets in interests in Focused Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. As of the close of business on July 20, 2012, the Fund received its pro-rata share of cash and securities from the Portfolio as part of a complete liquidation of the Portfolio. As of July 23, 2012, the Fund invests directly in securities. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Prior to July 23, 2012, the net investment income or loss consisted of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

15

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2012

Notes to Financial Statements — continued

At September 30, 2012, the Fund, for federal income tax purposes, had a capital loss carryforward of $35,790 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforward will expire on September 30, 2018. In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after September 30, 2012.

During the year ended September 30, 2012, a capital loss carryforward of $1,092,131 was utilized to offset net realized gains by the Fund.

Additionally, at September 30, 2012, the Fund had a net investment loss of $178,306 and a net capital loss attributable to security transactions of $557,634, both incurred after October 31, 2011. These losses are treated as arising on the first day of the Fund’s taxable year ending September 30, 2013.

As of September 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

During the year ended September 30, 2012, accumulated net realized loss was increased by $343, accumulated net investment loss was decreased by $97,225 and paid-in capital was decreased by $96,882 due to differences between book and tax accounting, primarily for net operating losses and foreign currency gain (loss). These reclassifications had no effect on the net assets or net asset value per share of the Fund.

16

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2012

Notes to Financial Statements — continued

As of September 30, 2012, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Capital loss carryforward and post October losses	$(593,424)
Post October ordinary losses	$(178,306)
Net unrealized appreciation	$18,596,205

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, partnership allocations and investments in partnerships.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. Prior to July 23, 2012, when the Fund’s assets were invested in the Portfolio, the Fund was allocated its share of the Portfolio’s adviser fee. The Portfolio paid advisory fees to BMR on the same fee schedule as that of the Fund as described above. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its adviser fee for sub-advisory services provided to the Fund (and to the Portfolio for the period when the Fund’s assets were invested in the Portfolio). For the year ended September 30, 2012, the Fund’s allocated portion of the adviser fee paid by the Portfolio totaled $688,420 and the adviser fee paid by the Fund amounted to $230,658. For the year ended September 30, 2012, the Fund’s investment adviser fee, including the adviser fee allocated from the Portfolio, was 0.65% of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM serves as the administrator to the Fund, but receives no compensation. EVM and Atlanta Capital have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.25%, 2.00% and 1.00% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after January 31, 2013. Pursuant to this agreement, EVM and Atlanta Capital reimbursed no expenses for the year ended September 30, 2012.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the year ended September 30, 2012, EVM earned $8,510 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $22,457 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2012. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2012 amounted to $158,841 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended September 30, 2012, the Fund paid or accrued to EVD $18,851 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended September 30, 2012 amounted to $6,284 for Class C shares.

17

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2012

Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the year ended September 30, 2012, the Fund was informed that EVD received approximately $100 and $1,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments by the Portfolio, other than short-term obligations and investments transferred to the Fund, for the period from October 1, 2011 through July 20, 2012 aggregated $135,933,459 and $77,627,186, respectively. Purchases and sales of investments by the Fund, other than short-term obligations and investments acquired in the transfer of assets from the Portfolio, for the period from July 23, 2012 through September 30, 2012 aggregated $29,599,064 and $35,191,625, respectively. Increases and decreases in the Fund’s investment in the Portfolio for the period from October 1, 2011 through July 20, 2012 were $89,691,948 and $202,038,463, respectively. Included in decreases is $175,384,371, representing the Fund’s interest in the Portfolio as of the close of business on July 20, 2012, which was exchanged for cash and securities of the Portfolio on that date having the same fair value. The Fund’s cost of its investment in the Portfolio on such date of $169,697,925 was carried forward to the assets acquired from the Portfolio and no gain or loss was recognized on the exchange.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended September 30,
Class A	2012	2011

Sales	3,933,272	4,638,743
Redemptions	(2,738,534)	(938,655)

Net increase	1,194,738	3,700,088

Class C	Year Ended September 30, 2012	Period Ended September 30, 2011(1)

Sales	195,237	162,271
Redemptions	(54,206)	(13,592)

Net increase	141,031	148,679

	Year Ended September 30,
Class I	2012	2011

Sales	7,814,463	4,281,656
Redemptions	(4,407,198)	(831,509)

Net increase	3,407,265	3,450,147

(1)	Class C commenced operations on May 2, 2011.

18

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2012

Notes to Financial Statements — continued

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$164,731,708

Gross unrealized appreciation	$21,627,213
Gross unrealized depreciation	(3,031,008)

Net unrealized appreciation	$18,596,205

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2012.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$176,896,545	*	$—	$—	$176,896,545
Short-Term Investments	—		6,431,368	—	6,431,368

Total Investments	$176,896,545		$6,431,368	$—	$183,327,913

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At September 30, 2012, there were no investments transferred between Level 1 and Level 2 during the year then ended.

19

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2012

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Atlanta Capital Focused Growth Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Atlanta Capital Focused Growth Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of September 30, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Atlanta Capital Focused Growth Fund as of September 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 16, 2012

20

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2012

Federal Tax Information (Unaudited)

Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund.

21

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

22

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Focused Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Atlanta Capital Focused Growth Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, and the sub-advisory agreement with Atlanta Capital Management Company, LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing equity portfolios.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

23

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2012

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2011 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

Approval of Investment Advisory Agreements for the Fund

As noted above, the Fund has historically been structured to invest its assets in the Portfolio. At the April 23, 2012 meeting, the Board approved a restructuring pursuant to which the Fund would withdraw its assets in kind from the Portfolio, whereupon the Portfolio would be dissolved and the Adviser and the Sub-adviser would manage the Fund’s assets directly. In connection with the restructuring, the Board, including a majority of the Independent Trustees, approved an investment advisory agreement for the Fund with the Adviser and an investment sub-advisory agreement with the Sub-adviser (the “Fund Advisory Agreements”) to govern the direct investment of the Fund’s assets by the Adviser and the Sub-adviser. In considering such approval, the Board noted that the advisory fee rates and other terms and conditions of the Fund Advisory Agreements are substantially the same as those of the investment advisory agreement and sub-advisory agreement for the Portfolio. On the basis of the foregoing, as well as the factors considered and the conclusions reached with respect to its approval of the investment advisory agreement and sub-advisory agreement for the Portfolio, the Board concluded that entering into the Fund Advisory Agreements is in the interests of Fund shareholders, and the Board voted to approve such agreements.

24

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2012

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 186 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 186 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

25

Eaton Vance

Atlanta Capital Focused Growth Fund

September 30, 2012

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) During Past Five Years
Duncan W. Richardson 1957	President	Since 2011	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Since 2005	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

26

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

27

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser

Atlanta Capital Management Company, LLC

1075 Peachtree Street NE

Suite 2100

Atlanta, GA 30309

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1451-11/12 ALCGSRC

Eaton Vance Atlanta Capital Select Equity Fund Annual Report September 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report September 30, 2012

Eaton Vance

Atlanta Capital Select Equity Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	18

Federal Tax Information	19

Management and Organization	20

Important Notices	22

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2012

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Global equity markets recorded healthy gains in the period from January 1 to September 30, 2012. Stocks began the period on the rebound, staging a steady, months-long rally that continued into early spring and drove some indices to multi-year highs. Equity markets retreated in April and May as the European debt and banking crisis took a turn for the worse and economic indicators weakened in the United States, China and much of the rest of the world. In contrast to the previous two years, however, global equities rebounded sharply during the summer months amid hopes for a resolution to the European crisis and expectations of another round of economic stimulus by the U.S. Federal Reserve (the Fed). The rally began in mid-June and continued nearly uninterrupted into September despite mounting concerns about economic conditions, both in the U.S. and globally. The Fed’s announcement of its new stimulus program, along with similar measures by the European Central Bank and other nations, gave global equity markets an added boost. In the final two weeks of the period, however, stocks slipped amid renewed worries about Europe and the trajectory of corporate profits. An encouraging report from the U.S. housing market provided a bright spot toward quarter-end.

With the summer rebound, major U.S. equity indices ended the nine-month period with strong double-digit gains. The blue-chip Dow Jones Industrial Average2 rose 12.19%. The broader U.S. equity market, as represented by the S&P 500 Index, gained 16.44%, while the technology-laden NASDAQ

Composite Index added 20.65%.

In terms of market capitalization, large-cap stocks generally outpaced small- and mid-cap stocks in the period. The large-cap Russell 1000 Index gained 16.28%, the Russell 2000 Index of small-cap stocks returned 14.23% and the S&P MidCap 400 Index rose 13.77%.

Fund Performance

For the nine-month period from the Fund’s inception on January 3, 2012 to September 30, 2012, Atlanta Capital Select Equity Fund (the Fund) had a total return of 17.70% for Class A shares at net asset value (NAV). By comparison, the Fund’s benchmark, the Russell 1000 Index (the Index), returned 14.56% for the same period. The Fund outperformed the Index largely due to stock selection. Sector allocation was slightly additive to the Fund’s relative performance versus the Index. Of the 10 economic sectors in the Index, the Fund achieved positive returns in all seven sectors in which it was invested. The Index recorded positive returns in all 10 sectors.

The Fund’s top-performing sector relative to the Index was consumer discretionary, where an overweight position and stock selection in the specialty retail industry were notably additive. Within specialty retail, a leading discount apparel retailer was the Fund’s leading individual stock contributor for the nine-month period. The consumer staples sector also boosted the Fund’s relative results versus the Index due to stock selection. Within the sector, a major global retailer in the food and staples retailing industry was among the stocks most additive to Fund performance. The Fund’s avoidance of the energy sector also helped performance relative to the Index, as the sector lagged the overall Index. Among other individual stocks, a large retailer of paint and supplies contributed to relative performance versus the Index, as the company benefited from a rebound in home improvement spending. A leading global health care products company also helped relative performance versus the Index.

The Fund’s lack of exposure to the telecommunication services sector was a significant detractor from relative performance versus the Index during the nine-month period, as the sector outperformed the overall Index. Another sector that hampered the Fund’s relative performance versus the Index was industrials, where the construction and engineering industry lagged. In particular, the Fund’s holding in a large construction and engineering firm serving the pharmaceutical and chemical industries was a drag on results versus the Index, as the company was hurt by a slowdown in capital spending. Among other individual stocks, the Fund’s lack of representation in a leading computer and mobile communications device company detracted from relative performance versus the Index, as did an overweight position in a major investment brokerage firm. An overweight position in a leading specialty insurance firm also hurt Fund performance relative to the Index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2012

Performance2,3

Portfolio Managers William O. Bell IV, CFA, W. Matthew Hereford, CFA and Charles B. Reed, CFA, each of Atlanta Capital Management Company, LLC.

% Cumulative Total Returns	Inception Date	Since Inception
Class A at NAV	1/3/2012	17.70%
Class A with 5.75% Maximum Sales Charge	—	10.93
Class I at NAV	1/3/2012	17.90
Russell 1000 Index	1/3/2012	14.56%

% Total Annual Operating Expense Ratios[4]	Class A	Class I
Gross	1.32%	1.07%
Net	1.20	0.95

Growth of $250,000

This graph shows the change in value of a hypothetical investment of $250,000 in Class I of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of $10,000	Period Beginning	At NAV	With Maximum Sales Charge
Class A	1/3/12	$11,770	$11,093

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2012

Fund Profile

Sector Allocation (% of net assets)5,6

Top 10 Holdings (% of net assets)6

Markel Corp.	6.3%
TJX Companies, Inc. (The)	5.8
Wal-Mart Stores, Inc.	5.7
Berkshire Hathaway, Inc., Class B	4.6
Covidien PLC	4.2
Health Care Select Sector SPDR Fund	4.1
ANSYS, Inc.	4.0
Microsoft Corp.	3.9
Affiliated Managers Group, Inc.	3.8
Diageo PLC ADR	3.6

Total	46.0%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2012

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Russell 1000 Index is an unmanaged index of 1,000 U.S. large-cap stocks. Russell 2000 Index is an unmanaged index of 2,000 U.S. small-cap stocks. S&P MidCap 400 Index is an unmanaged index of 400 U.S. mid-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Cumulative Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Cumulative Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 1/31/13. Without the reimbursement, performance would have been lower.

[5]

The Fund may obtain exposure to certain market segments through investments in Exchange-Traded Funds (ETFs). For purposes of the chart, allocations with respect to the Fund’s investments in ETFs are based on the portfolio composition of each ETF as of the Fund’s report date.

[6]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2012

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2012 – September 30, 2012).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (4/1/12)	Ending Account Value (9/30/12)	Expenses Paid During Period* (4/1/12 – 9/30/12)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,050.90	$6.15	**	1.20%
Class I	$1,000.00	$1,052.70	$4.88	**	0.95%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.00	$6.06	**	1.20%
Class I	$1,000.00	$1,020.30	$4.80	**	0.95%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2012.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

6

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2012

Portfolio of Investments

Common Stocks — 87.4%

Security	Shares	Value

Beverages — 3.6%
Diageo PLC ADR	8,285	$933,968

		$933,968

Capital Markets — 6.4%
Affiliated Managers Group, Inc.(1)	7,945	$977,235
TD Ameritrade Holding Corp.	44,270	680,430

		$1,657,665

Chemicals — 4.0%
Praxair, Inc.	3,600	$373,968
Sherwin-Williams Co. (The)	4,455	663,394

		$1,037,362

Commercial Banks — 3.0%
U.S. Bancorp	22,740	$779,982

		$779,982

Commercial Services & Supplies — 2.3%
Tyco International, Ltd.	10,360	$582,854

		$582,854

Communications Equipment — 2.3%
QUALCOMM, Inc.	9,320	$582,407

		$582,407

Construction & Engineering — 2.7%
Jacobs Engineering Group, Inc.(1)	17,240	$697,013

		$697,013

Distributors — 3.5%
LKQ Corp.(1)	48,560	$898,360

		$898,360

Food & Staples Retailing — 5.7%
Wal-Mart Stores, Inc.	20,020	$1,477,476

		$1,477,476

Food Products — 2.0%
Nestle SA ADR	8,260	$522,115

		$522,115

Security	Shares	Value

Health Care Equipment & Supplies — 7.5%
Covidien PLC	18,010	$1,070,154
DENTSPLY International, Inc.	22,310	850,903

		$1,921,057

Health Care Providers & Services — 2.8%
Henry Schein, Inc.(1)	9,040	$716,601

		$716,601

Industrial Conglomerates — 3.6%
Danaher Corp.	16,550	$912,732

		$912,732

Insurance — 13.8%
Berkshire Hathaway, Inc., Class B(1)	13,310	$1,173,942
Markel Corp.(1)	3,542	1,623,972
White Mountains Insurance Group, Ltd.	1,469	754,096

		$3,552,010

Machinery — 3.3%
Pall Corp.	13,530	$859,020

		$859,020

Real Estate Management & Development — 2.0%
Brookfield Asset Management, Inc., Class A	14,570	$502,811

		$502,811

Software — 11.1%
ANSYS, Inc.(1)	14,170	$1,040,078
Microsoft Corp.	33,360	993,461
Oracle Corp.	25,660	808,033

		$2,841,572

Specialty Retail — 7.8%
O’Reilly Automotive, Inc.(1)	6,050	$505,901
TJX Companies, Inc. (The)	33,520	1,501,361

		$2,007,262

Total Common Stocks (identified cost $21,233,706)		$22,482,267

7	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2012

Portfolio of Investments — continued

Exchange-Traded Funds — 4.1%

Security	Shares	Value

Health Care Select Sector SPDR Fund	26,040	$1,044,464

Total Exchange-Traded Funds (identified cost $1,015,586)		$1,044,464

Short-Term Investments — 8.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(2)	$2,203	$2,202,773

Total Short-Term Investments (identified cost $2,202,773)		$2,202,773

Total Investments — 100.1% (identified cost $24,452,065)		$25,729,504

Other Assets, Less Liabilities — (0.1)%		$(16,781)

Net Assets — 100.0%		$25,712,723

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt

(1)	Non-income producing security.

(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2012.

8	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2012

Statement of Assets and Liabilities

Assets	September 30, 2012
Unaffiliated investments, at value (identified cost, $22,249,292)	$23,526,731
Affiliated investment, at value (identified cost, $2,202,773)	2,202,773
Dividends receivable	17,719
Interest receivable from affiliated investment	263
Receivable for Fund shares sold	28,768
Receivable from affiliates	8,053
Total assets	$25,784,307

Liabilities
Payable for Fund shares redeemed	$15,824
Payable to affiliates:
Investment adviser and administration fee	13,472
Distribution and service fees	975
Accrued expenses	41,313
Total liabilities	$71,584
Net Assets	$25,712,723

Sources of Net Assets
Paid-in capital	$24,367,830
Accumulated net realized gain	67,454
Net unrealized appreciation	1,277,439
Total	$25,712,723

Class A Shares
Net Assets	$4,690,185
Shares Outstanding	398,443
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.77
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$12.49

Class I Shares
Net Assets	$21,022,538
Shares Outstanding	1,783,298
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.79

On sales of $50,000 or more, the offering price of Class A shares is reduced.

9	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2012

Statement of Operations

Investment Income	Period Ended September 30, 2012(1)
Dividends (net of foreign taxes, $364)	$73,383
Interest allocated from affiliated investment	953
Expenses allocated from affiliated investment	(123)
Total investment income	$74,213

Expenses
Investment adviser and administration fee	$61,357
Distribution and service fees
Class A	6,373
Trustees’ fees and expenses	813
Custodian fee	20,375
Transfer and dividend disbursing agent fees	5,815
Legal and accounting services	28,671
Printing and postage	12,112
Registration fees	43,540
Miscellaneous	6,570
Total expenses	$185,626
Deduct —
Allocation of expenses to affiliates	$105,609
Total expense reductions	$105,609

Net expenses	$80,017

Net investment loss	$(5,804)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$73,123
Investment transactions allocated from affiliated investment	10
Net realized gain	$73,133
Change in unrealized appreciation (depreciation) —
Investments	$1,277,439
Net change in unrealized appreciation (depreciation)	$1,277,439

Net realized and unrealized gain	$1,350,572

Net increase in net assets from operations	$1,344,768

(1)	For the period from the start of business, January 3, 2012, to September 30, 2012.

10	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2012

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended September 30, 2012(1)
From operations —
Net investment loss	$(5,804)
Net realized gain from investment transactions	73,133
Net change in unrealized appreciation (depreciation) from investments	1,277,439
Net increase in net assets from operations	$1,344,768
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$5,676,301
Class I	20,039,761
Cost of shares redeemed
Class A	(1,314,067)
Class I	(34,040)
Net increase in net assets from Fund share transactions	$24,367,955

Net increase in net assets	$25,712,723

Net Assets
At beginning of period	$–
At end of period	$25,712,723

(1)	For the period from the start of business, January 3, 2012, to September 30, 2012.

11	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2012

Financial Highlights

	Class A
	Period Ended September 30, 2012(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment loss(2)	$(0.022)
Net realized and unrealized gain	1.792

Total income from operations	$1.770

Net asset value — End of period	$11.770

Total Return(3)	17.70	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,690
Ratios (as a percentage of average daily net assets):
Expenses	1.20	%(5)(6)
Net investment loss	(0.27	)%(5)
Portfolio Turnover	12	%(4)

(1)	For the period from the start of business, January 3, 2012, to September 30, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)

The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 1.37% of average daily net assets for the period from the start of business, January 3, 2012, to September 30, 2012). Absent this subsidy, total return would have been lower.

12	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2012

Financial Highlights — continued

	Class I
	Period Ended September 30, 2012(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.002
Net realized and unrealized gain	1.788

Total income from operations	$1.790

Net asset value — End of period	$11.790

Total Return(3)	17.90	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,023
Ratios (as a percentage of average daily net assets):
Expenses	0.95	%(5)(6)
Net investment income	0.02	%(5)
Portfolio Turnover	12	%(4)

(1)	For the period from the start of business, January 3, 2012, to September 30, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)

The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 1.37% of average daily net assets for the period from the start of business, January 3, 2012, to September 30, 2012). Absent this subsidy, total return would have been lower.

13	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2012

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Atlanta Capital Select Equity Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on January 3, 2012. The Fund’s investment objective is to seek long-term capital growth. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of September 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

14

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2012

Notes to Financial Statements — continued

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

During the period ended September 30, 2012, accumulated net realized gain was decreased by $5,679, accumulated net investment loss was decreased by $5,804 and paid-in capital was decreased by $125 due to differences between book and tax accounting, primarily for net operating losses and non-deductible expenses. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of September 30, 2012, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$67,454
Net unrealized appreciation	$1,277,439

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to the tax treatment of short-term capital gains.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.80% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the period ended September 30, 2012, the investment adviser and administration fee amounted to $61,357 or 0.80% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its adviser and administration fee for sub-advisory services provided to the Fund.

EVM and Atlanta Capital have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.20% and 0.95% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after January 31, 2013. Pursuant to this agreement, EVM and Atlanta Capital were allocated $105,609 in total of the Fund’s operating expenses for the period ended September 30, 2012.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the period ended September 30, 2012, EVM earned $321 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $134 as its portion of the sales charge on sales of Class A shares for the period ended September 30, 2012. EVD also received distribution and service fees from Class A shares (see Note 4).

15

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2012

Notes to Financial Statements — continued

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended September 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period ended September 30, 2012 amounted to $6,373 for Class A shares.

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the period ended September 30, 2012, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $23,445,082 and $1,268,913, respectively, for the period ended September 30, 2012.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Period Ended September 30, 2012(1)

Sales	514,404
Redemptions	(115,961)

Net increase	398,443

Class I	Period Ended September 30, 2012(1)

Sales	1,786,230
Redemptions	(2,932)

Net increase	1,783,298

(1)	For the period from the start of business, January 3, 2012, to September 30, 2012.

At September 30, 2012, EVM and accounts advised by EVM owned 78.7% and 11.9%, respectively, of the value of the outstanding shares of the Fund.

16

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2012

Notes to Financial Statements — continued

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$24,452,065

Gross unrealized appreciation	$1,403,702
Gross unrealized depreciation	(126,263)

Net unrealized appreciation	$1,277,439

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the period ended September 30, 2012.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$22,482,267	*	$—	$—	$22,482,267
Exchange-Traded Funds	1,044,464		—	—	1,044,464
Short-Term Investments	—		2,202,773	—	2,202,773

Total Investments	$23,526,731		$2,202,773	$—	$25,729,504

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

17

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2012

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Atlanta Capital Select Equity Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Atlanta Capital Select Equity Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of September 30, 2012, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from the start of business, January 3, 2012, to September 30, 2012. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2012, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Atlanta Capital Select Equity Fund as of September 30, 2012, and the results of its operations, the changes in its net assets, and the financial highlights for the period from the start of business, January 3, 2012, to September 30, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 16, 2012

18

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2012

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2013 will show the tax status of all distributions paid to your account in calendar year 2012. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals.

Qualified Dividend Income.  The Fund designates approximately $73,747, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

19

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2012

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 186 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 186 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

20

Eaton Vance

Atlanta Capital Select Equity Fund

September 30, 2012

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees

Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) During Past Five Years
Duncan W. Richardson 1957	President	Since 2011	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Since 2005	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

21

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

22

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Atlanta Capital Management Company, LLC

1075 Peachtree Street NE

Suite 2100

Atlanta, GA 30309

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5748-11/12	ATLCSESRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

Eaton Vance Atlanta Capital Focused Growth Fund, Eaton Vance Atlanta Capital Select Equity Fund and Eaton Vance Atlanta Capital SMID-Cap Fund, (the “Fund(s)”) are series of Eaton Vance Growth Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 16 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended September 30, 2011 and September 30, 2012 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Eaton Vance Atlanta Capital Focused Growth Fund

Fiscal Years Ended	9/30/11	9/30/12
Audit Fees	$11,425	$25,170
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$6,840	$6,630
All Other Fees(3)	$300	$0

Total	$18,565	$31,800

Eaton Vance Atlanta Capital Select Equity Fund*

Fiscal Years Ended	9/30/12
Audit Fees	$19,720
Audit-Related Fees(1)	$0
Tax Fees(2)	$8,000
All Other Fees(3)	$310

Total	$28,030

*	Fund commenced operations on January 3, 2012.

Eaton Vance Atlanta Capital SMID-Cap Fund

Fiscal Years Ended	9/30/11	9/30/12
Audit Fees	$10,225	$10,890
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$6,840	$6,990
All Other Fees(3)	$300	$310

Total	$17,365	$18,190

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (February 28/29, July 31, August 31, or September 30)*. The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	8/31/11	9/30/11	2/29/12	8/31/12	9/30/12
Audit Fees	$108,360	$21,650	$33,100	$201,230	$55,780
Audit-Related Fees(1)	$0	$0	$0	$0	$0
Tax Fees(2)	$41,960	$13,680	$16,000	$55,170	$21,620
All Other Fees(3)	$6,000	$600	$600	$13,520	$620

Total	$156,320	$35,930	$49,700	$269,920	$78,020

*

Series of the Trust with fiscal years ending February 28/29 commenced operations on March 7, 2011 and April 30, 2012. Series of the Trust with fiscal years ending July 31 commenced operations on August 29, 2012.

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).

The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last 2 fiscal years of each Series.*

Fiscal Years Ended	8/31/11	9/30/11	2/29/12	8/31/12	9/30/12
Registrant(1)	$47,960	$14,280	$16,600	$68,690	$22,240
Eaton Vance(2)	$224,191	$226,431	$414,561	$606,619	$606,619

*	Series of the Trust with fiscal years ending February 28/29 commenced operations on March 7, 2011 and April 30, 2012. Series of the Trust with fiscal years ending July 31 commenced operations on August 29, 2012.
(1)	Includes all of the Series of the Trust.
(2)

During the fiscal years reported above, the Series were “feeder” funds in a “master-feeder” fund structure. Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: November 13, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: November 13, 2012

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: November 13, 2012